Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Notional Amounts of Outstanding Derivative Instruments

As at December 31, 2020, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	215	341
Currency collars	237	334

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	157

Fair Value of Derivative Instruments

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2020 and December 31, 2019 is presented in the table below:

	As at December 31, 2020		As at December 31, 2019
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	40	Other current assets	4
Currency collars	Other current assets	15	Other current assets	1
Total derivatives designated as a hedge		55		5
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	10	Other current assets	3
Total derivatives not designated as a hedge:		10		3
Total Derivatives		65		8

	As at December 31, 2020		As at December 31, 2019
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(4)
Currency collars	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(2)
Total derivatives designated as a hedge		—		(6)
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(2)	Other payables and accrued liabilities	(1)
Total derivatives not designated as a hedge:		(2)		(1)
Total Derivatives		(2)		(7)

Effect on Consolidated Statements of Income of Derivative Instruments

The effect on the consolidated statements of income for the year ended December 31, 2020 and December 31, 2019 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the consolidated statements of equity as at December 31, 2020 and December 31, 2019 of derivative instruments designated as cash flow hedge is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2020	December 31, 2019		December 31, 2020	December 31, 2019
Foreign exchange forward contracts	29	(1)	Cost of sales	(2)	(36)
Foreign exchange forward contracts	3	—	Selling, general and administrative	1	(4)
Foreign exchange forward contracts	11	(1)	Research and development	2	(15)
Currency collars	11	(1)	Cost of sales	(1)	(15)
Currency collars	1	—	Selling, general and administrative	—	(2)
Currency collars	6	—	Research and development	—	(7)
Total	61	(3)		—	(79)

Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge

The effect on the consolidated statements of income for the year ended December 31, 2020 and December 31, 2019 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain (loss) recognized in earnings	Gain (loss) recognized in earnings
		December 31, 2020	December 31, 2019
Foreign exchange forward contracts	Other income and expenses, net	(13)	1
Total		(13)	1

Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2020:

	Fair Value Measurements using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	133	133	—	—
Short-term deposits	581	581	—	—
Equity securities measured at fair value through earnings	25	25	—	—
Derivative assets designated as cash flow hedge	55	—	55	—
Derivative assets not designated as cash flow hedge	10	—	10	—
Derivative liabilities designated as cash flow hedge	—	—	—	—
Derivative liabilities not designated as cash flow hedge	(2)	—	(2)	—
Contingent consideration on business acquisitions	(123)	—	—	(123)
Total	679	739	63	(123)

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2019:

	Fair Value Measurements using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	133	133	—	—
Short-term deposits	4	4	—	—
Equity securities measured at fair value through earnings	23	23	—	—
Derivative assets designated as cash flow hedge	5	—	5	—
Derivative assets not designated as cash flow hedge	3	—	3	—
Derivative liabilities designated as cash flow hedge	(6)	—	(6)	—
Derivative liabilities not designated as cash flow hedge	(1)	—	(1)	—
Total	161	160	1	—

Schedule of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

For liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2020 and December 31, 2020 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2020	—
Contingent consideration on business combinations	117
Changes in fair value measurement	1
Currency translation adjustment	5
December 31, 2020	123
Amount of total losses for the period included in earnings attributable to liabilities still held at the reporting date	1

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2020 and 2019:

	2020			2019
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents (1)	1	2,637	2,637	1,691	1,691
Short-term, deposits	1	581	581	4	4
Long-term debt
– Bank loans (including current portion)	2	583	583	718	718
– Senior unsecured convertible bonds issued on July 3, 2017 (Tranche A) (2)	1	—	—	700	1,030
– Senior unsecured convertible bonds issued on July 3, 2017 (Tranche B) (3)	1	674	1,359	654	1,073
– Senior unsecured convertible bonds issued on August 4, 2020 (4)	1	1,364	1,835	—	—

(1) Cash equivalents primarily correspond to deposits at call with banks.

(2) The $1,030 million fair value of Tranche A as at December 31, 2019 represented the market price of the bonds trading on the Frankfurt Stock Exchange, which corresponded to a Level 1 fair value measurement.

(3) The carrying amount of Tranche B senior unsecured convertible bonds issued on July 3, 2017 as reported above corresponds to the liability component only, since, at initial recognition, the value of the equity instrument embedded in the issued convertible bonds was recorded directly in equity.  The initial recognition and subsequent measurements of the convertible bonds are further described in Note 15. The fair value represented the market price of the bonds trading on the Frankfurt Stock Exchange.

(4) The carrying amount of the senior unsecured convertible bonds issued on August 4, 2020 as reported above corresponds to the liability component only, since, at initial recognition, an amount of $215 million before allocation of issuance costs and deferred tax effect was recorded directly in equity as the value of the equity instrument embedded in the issued convertible bonds.  The initial recognition of the convertible bonds is further described in Note 15.  The fair value represented the market price of the bonds trading on the Frankfurt Stock Exchange.

Schedule of Methodologies Used to Estimate Fair Value

The methodologies used to estimate fair value are as follows:

Components	Methodology used to estimate fair value
Debt securities classified as available-for-sale	Quoted market prices for identical instruments
Foreign exchange forward contracts, currency options and collars	Quoted market prices for similar instruments
Equity securities measured at fair value through earnings	Quoted market prices for identical instruments
Equity securities carried at cost as a measurement alternative	Valuation of the underlying investments on a new round of third-party financing or upon liquidation
Long-term debt and current portion of long-term debt	Future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company's incremental borrowing rates for similar types of borrowing arrangements
Cash and cash equivalents, accounts receivable, short-term borrowings, and accounts payable

The carrying amounts reflected in the consolidated financial statements are considered as reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.